Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 15. Discontinued Operations

From time to time, tenants may vacate space due to lease buy-outs, elections not to renew their leases, insolvency or lease rejection in the bankruptcy process. In these cases, we assess whether we can obtain the highest value from the property by re-leasing or selling it. In addition, in certain cases, we may try to sell a property that is occupied. When it is appropriate to do so under current accounting guidance for the disposal of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold are reflected in the consolidated financial statements as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
Revenues	$726	$1,833
Expenses	(609)	(1,078)
(Loss) gain on sale of real estate	(181)	781
Impairment charge	(2,425)	-
(Loss) income from discontinued operations	$(2,489)	$1,536

2012 — During the three months ended March 31, 2012, we sold two domestic properties for $2.4 million, net of selling costs, and recognized a net loss on these sales of $0.2 million, excluding impairment charges of $0.8 million previously recognized during 2011.

In January 2012, we entered into an agreement to sell a domestic property previously leased to L-3 Communications Titan Corp. In April 2012, we completed the sale of this property for $13.2 million, net of selling costs. In connection with the sale, we recognized impairment charges totaling $2.4 million during the three months ended March 31, 2012 and $5.8 million during 2011. At March 31, 2012, this property was classified as assets held for sale.

2011 — During the three months ended March 31, 2011, we sold two domestic properties for $9.2 million, net of selling costs, and recognized a net gain on these sales of $0.8 million, excluding impairment charges of $2.3 million previously recognized in 2010.

Note 16.        Discontinued Operations

From time to time, tenants may vacate space due to lease buy-outs, elections not to renew their leases, insolvency or lease rejection in the bankruptcy process. In these cases, we assess whether we can obtain the highest value from the property by re-leasing or selling it. In addition, in certain cases, we may try to sell a property that is occupied. When it is appropriate to do so under current accounting guidance for the disposal of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold are reflected in the consolidated financial statements as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues	$7,039	$10,145	$16,697
Expenses	(4,642)	(5,771)	(8,825)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(6,708)	$(9,407)	$8,665

During the three months ended March 31, 2012, we sold two domestic properties for $2.4 million, net of selling costs, and recognized a net loss on these sales of $0.2 million, excluding impairment charges of $0.8 million previously recognized during 2011. Additionally, in January 2012, we entered into an agreement to sell a domestic property previously leased to L-3 Communications Titan Corp. In April 2012, we completed the sale of this property for $13.2 million, net of selling costs. In connection with the sale, we recognized impairment charges totaling $2.4 million during the three months ended March 31, 2012. We also recognized an impairment charge of $5.8 million on this property during 2011.

2011 — During the year ended December 31, 2011, we sold seven domestic properties for $12.5 million, net of selling costs, and recognized a net loss on these sales of $3.4 million, excluding impairment charges of less than $0.1 million and $2.7 million previously recognized during the years ended December 31, 2011 and 2010, respectively.

In September 2011, one of our subsidiaries consented to a court order appointing a receiver when it stopped making payments on the non-recourse debt obligation on a property after the tenant, Career Education Institute, vacated it. As we no longer had control over the activities that most significantly impact the economic performance of this subsidiary following possession of the property by the receiver, we deconsolidated the subsidiary during the third quarter of 2011. As of the date of deconsolidation, the property had a carrying value of $5.3 million, reflecting the impact of impairment charges totaling $5.6 million recognized during 2010, and the related non-recourse mortgage loan had an outstanding balance of $6.3 million. In connection with the deconsolidation, we recognized a gain of $1.0 million during the third quarter of 2011. We believe that our retained interest in this deconsolidated entity had no value at the date of deconsolidation.

2010 — We sold seven properties for a total of $14.6 million, net of selling costs, and recognized a net gain on these sales totaling $0.5 million, excluding impairment charges totaling $5.9 million and $6.0 million that were previously recognized in 2010 and 2009, respectively.

2009 — We sold five properties for $43.5 million, net of selling costs, and recognized a net gain on sale of $7.7 million, excluding impairment charges of $0.9 million, $0.5 million and $0.6 million recognized in 2009, 2008 and 2007, respectively.